Rule 497 (e)
                                      033-61122, 033-02460, 033-74092, 333-40309

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

                       SUPPLEMENT DATED NOVEMBER 20, 2009
                         TO PROSPECTUS DATED MAY 1, 2009

The Prospectus dated May 1, 2009 is hereby amended to remove the following fund:

      Van Eck Worldwide Real Estate

Effective November 20, 2009 the following funds have been added to the 30 day hold chart set forth under the Section titled "Transfers - Excessive Trading Limits":

      JNF Loomis Sayles Bond
      Royce Mid-Cap
      Royce Small-Cap
      Van Eck Worldwide Multi-Manager Alternatives
      Van Eck Worldwide Bond
      Van Eck Worldwide Emerging Markets
      Van Eck Worldwide Hard Assets

The following name changes are effective November 20, 2009

---------------------------------------------------------------------------------------------
                 From                                              To
---------------------------------------------------------------------------------------------
Alger American Capital Appreciation           Alger Capital Appreciation
---------------------------------------------------------------------------------------------
Alger American Large Cap Growth               Alger Large Cap Growth
---------------------------------------------------------------------------------------------
Alger American MidCap Growth                  Alger Mid Cap Growth
---------------------------------------------------------------------------------------------
Alger American Small Cap Growth               Alger Small Cap Growth
---------------------------------------------------------------------------------------------
Lazard U.S. Small Cap Equity                  Lazard Retirement U.S. Small-Mid Cap Equity
---------------------------------------------------------------------------------------------
Legg Mason Aggressive Growth                  Legg Mason ClearBridge Aggressive Growth
---------------------------------------------------------------------------------------------
Legg Mason Capital and Income                 Less Mason ClearBridge Equity Income Builder
---------------------------------------------------------------------------------------------
Legg Mason Fundamental Value                  Legg Mason ClearBridge Fundamental Value
---------------------------------------------------------------------------------------------
Legg Mason Global High Yield Bond             Legg Mason Western Asset Global High Yield Bond
---------------------------------------------------------------------------------------------
Legg Mason Large Cap Growth                   Legg Mason ClearBridge Large Cap Growth
---------------------------------------------------------------------------------------------
Legg Mason Strategic Bond                     Legg Mason Western Asset Strategic Bond
---------------------------------------------------------------------------------------------
Rydex Essential Portfolio Aggressive (1)      Rydex All-Asset Aggressive Strategy
---------------------------------------------------------------------------------------------
Rydex Essential Portfolio Conservative(1)     Rydex All-Asset Conservative Strategy
---------------------------------------------------------------------------------------------
Rydex Essential Portfolio Moderate(1)         Rydex All-Asset Moderate Strategy
---------------------------------------------------------------------------------------------

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(1) Not available in Jefferson National Life Annuity Account F

Appendix A is hereby amended to include the following Investment Portfolio summaries:

Legg Mason ClearBridge Equity Income Builder: The Fund seeks to provide a high level of current income, with long-term capital appreciation as its secondary objective. Under normal circumstances, the fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics. Convertible securities may be purchased to gain additional exposure to a company or for their income or other features. The fund may also invest in real estate investment trusts ("REITs").

PIMCO High Yield: The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"). May invest up to 20% of its total assets in securities rated Caa or below by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade Fixed Income Instruments.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-11.20.09